PENSION PLANS (Details Textuals)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 05, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 6,600,000	$ 4,300,000	$ 6,900,000	$ 5,700,000	$ 5,200,000
Expenses of the defined contribution pension plans			18,100,000	16,100,000	15,400,000
After-tax charge to shareholders' equity			78,800,000	84,800,000
Pretax amount of after-tax (benefit) charge recorded in shareholders' equity			$ (125,400,000)	$ (138,900,000)	(14,400,000)
Basis point increase (decrease) in the plans' discount rate reflected in charge to shareholders' equity			50	(60)
Defined Benefit Plan, Curtailments			$ (12,700,000)	$ (200,000)
Actuarial (gain) loss			(44,000,000)	255,600,000
Benefit Obligation, Period Increase (Decrease) Due to New Mortality Tables				90.0
Defined Benefit Plan, Benefit Obligation			2,685,900,000	2,182,800,000	1,978,700,000
Projected benefit payments [Abstract]
Curtailments		(200,000)	47,200,000	200,000	0
Change in Control Mandatory Acceleration of Expenses Under the Non-Qualified Pension Plan			47,100,000
Defined Benefit Plan Recognized Net Gain Loss Due To Settlement and Curtailments Becancour			(100,000)
Defined Benefit Plan, Amortization of Net Losses			22,000,000
Par outstanding value of bonds used to determine the discount rate yield curve			$ 250,000,000
Historic rate of return on plan assets in the last 5 year period (in hundredths)			7.50%
Historic rate of return on plan assets in the last 10 year period (in hundredths)			9.30%
Historic rate of return on plan assets in the last 15 year period (in hundredths)			8.00%
Defined Benefit Plan, Contributions by Employer	500,000	200,000	$ 78,600,000	5,400,000
United States Pension Plan of US Entity
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Curtailments			(12,600,000)	0
Actuarial (gain) loss			(45,800,000)	245,800,000
Defined Benefit Plan, Benefit Obligation			2,458,500,000	2,116,500,000	1,916,500,000
Projected benefit payments [Abstract]
Curtailments	$ 0	$ 100,000
Defined Benefit Plan, Contributions by Employer			77,600,000	4,500,000
Foreign Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Curtailments			(100,000)	(200,000)
Actuarial (gain) loss			1,800,000	9,800,000
Defined Benefit Plan, Benefit Obligation			227,400,000	66,300,000	$ 62,200,000
Projected benefit payments [Abstract]
Defined Benefit Plan, Contributions by Employer			900,000	800,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year			5,000,000
Defined Benefit Plan, Contributions by Employer			1,000,000	900,000
Non-Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation			5,100,000	$ 65,400,000
Projected benefit payments [Abstract]
2016			500,000
2017			500,000
2018			400,000
2019			500,000
2020			600,000
Qualified Pension Plan
Projected benefit payments [Abstract]
2016			135,900,000
2017			135,700,000
2018			136,500,000
2019			136,600,000
2020			$ 136,700,000
Minimum
Defined Benefit Plan Disclosure [Line Items]
Contribution To Individual Retirement Account Percentage Of Employees Eligible Compensation	5.00%		5.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Contribution To Individual Retirement Account Percentage Of Employees Eligible Compensation	10.00%		10.00%
DCP Business
Defined Benefit Plan Disclosure [Line Items]
Pension liabilities assumed						$ 442,300,000
Projected benefit payments [Abstract]
Change in Control Mandatory Acceleration of Expenses Under the Non-Qualified Pension Plan			$ 47,100,000
DCP Business | United States Pension Plan of US Entity
Defined Benefit Plan Disclosure [Line Items]
Pension liabilities assumed						281,700,000
DCP Business | Foreign Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Pension liabilities assumed						160,600,000
Initial Valuation [Member] | DCP Business
Defined Benefit Plan Disclosure [Line Items]
Pension liabilities assumed						447,100,000
Initial Valuation [Member] | DCP Business | United States Pension Plan of US Entity
Defined Benefit Plan Disclosure [Line Items]
Pension liabilities assumed						$ 286,500,000